Accrued Liabilities and Other Noncurrent Liabilities	6 Months Ended
Jul. 31, 2012
Accrued Liabilities and Other Noncurrent Liabilities
Accrued Liabilities and Other Noncurrent Liabilities

7. Accrued Liabilities and Other Noncurrent Liabilities

        The Company estimates certain material expenses in an effort to recognize those expenses in the period incurred. The most material estimates relate to lease commitment reserves related to store closings (see Note 8), product warranty returns (see Note 1) and insurance-related expenses, significant portions of which are self-insured related to workers' compensation and employee health insurance. The ultimate cost of our workers' compensation insurance accruals is recorded based on actuarial valuations and historical claims experience. Our employee medical insurance accruals are recorded based on our medical claims processed as well as historical medical claims experience for claims incurred but not yet reported. We maintain stop-loss coverage to limit the exposure to certain insurance-related risks. Differences in our estimates and assumptions could result in an accrual requirement materially different from the calculated accrual. Historically, such differences have not been significant.

        Accrued liabilities consist of the following (amounts in thousands):

	February 1, 2011	January 31, 2012	July 31, 2012
Unbilled advertising	$1,400	$5,212	$10,537
Employee wages, payroll taxes and withholdings	3,327	7,861	6,477
Sales tax	3,352	4,720	6,393
Accrued construction in-progress costs	958	1,489	4,593
Income tax payable	1,419	1,985	4,373
Acquisition contingent payment	1,980	324	1,887
Accrued employee compensated absences	869	1,114	1,727
Insurance	886	1,652	1,311
Product warranty returns	783	1,285	1,213
Accrued interest	629	575	547
Other	6,262	5,563	8,328

	$21,865	$31,780	$47,386

        Other noncurrent liabilities consist of the following (amounts in thousands):

	February 1, 2011	January 31, 2012
Deferred lease liabilities	$34,511	$39,344
Deferred vendor incentives	4,311	7,646
Product warranty returns, less current portion	1,280	1,481
Noncurrent accrued interest	3,160	—
Related party management fees	800	—
Other	1,117	882

	$45,179	$49,353